Right-of-use asset/Lease Liability - Schedule of Maturity Finance Lease Liability (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
To December 31, 2022	$ 22,408
Total undiscounted lease payments	22,408
Less: imputed interest	(463)
Carrying value of lease liability	$ 21,945